Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 15. Fair Value Measurements

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Accordingly, fair value is a market based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there is a three‑tier fair value hierarchy, which prioritizes the inputs used in measuring fair values as follows:

•	Level 1 Inputs: Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 Inputs: Observable market‑based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 Inputs: Unobservable inputs that are not corroborated by market data.

Items Measured at Fair Value on a Recurring Basis: The following table sets forth the assets measured at fair value on a recurring basis, by input level, in the consolidated balance sheets at December 31, 2017:

	December 31, 2017
	Level 1	Level 2	Total
Assets:
Marketable securities	$7,906	$9,725	$17,631
Restricted cash and investments	9,055	4,098	13,153

The following methods and assumptions are used to estimate the fair value of each class of financial instruments for which it is practical to estimate fair value:

Cash and Cash Equivalents: Cash equivalents include investments in money market funds. Investments in this category can be redeemed immediately at the current net asset value per share. A money market fund is a mutual fund whose investments are primarily in short‑term debt securities designed to maximize current income with liquidity and capital preservation, usually maintaining per share net asset value at a constant amount, such as one dollar. Cash and cash equivalents also includes cash maintained for gaming operations. The carrying amounts approximate the fair value because of the short maturity of those instruments (Level 1).

Restricted Cash: Restricted cash includes cash reserved for unredeemed winning tickets from the Company’s racing operations, funds related to horsemen’s fines and certain simulcasting funds that are restricted to payments for improving horsemen’s facilities and racing purses, cash deposits that serve as collateral for letters of credit, surety bonds and short-term certificates of deposit that serve as collateral for certain bonding requirements. The estimated fair values of our restricted cash and investments are based upon quoted prices available in active markets (Level 1), or quoted prices for similar assets in active and inactive markets (Level 2), and represent the amounts we would expect to receive if we sold our restricted cash and investments. Restricted investments, included in Other Assets, net, relate to trading securities pledged as collateral by our captive insurance company.

Accounts Receivable and Credit Risk: The allowance is estimated based on specific review of customer accounts as well as historical collection experience and current economic and business conditions. Management believes that no significant concentrations of credit risk related to receivables existed.

Marketable Securities:  Marketable securities consist primarily of trading securities held the Company’s captive insurance subsidiary. The estimated fair values of the Company’s marketable securities are determined on an individual asset basis based upon quoted prices of identical assets available in active markets (Level 1), quoted prices of identical assets in inactive markets, or quoted prices for similar assets in active and inactive markets (Level 2), and represent the amounts we would expect to receive if we sold these marketable securities.

Long‑term Debt: The fair value of our long-term debt or other long-term obligations is estimated based on the quoted market price of the underlying debt issue (Level 1) or, when a quoted market price is not available, the discounted cash flow of future payments utilizing current rates available to us for the debt of similar remaining maturities (Level 2). Debt obligations with a short remaining maturity have a carrying amount that approximates fair value.

Acquisition‑Related Contingent Considerations: Contingent consideration related to the July 2003 acquisition of Scioto Downs represents the estimate of amounts to be paid to former stockholders of Scioto Downs under certain earn-out provisions. The Company considers the acquisition related contingency’s fair value measurement, which includes forecast assumptions, to be Level 3 within the fair value hierarchy. Acquisition related contingent considerations is included in accrued other liabilities on the consolidated balance sheets.

There were no transfers between Level 1 and Level 2 investments.

The estimated fair values of the Company’s financial instruments are as follows (amounts in thousands):

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$134,596	$134,596	$61,029	$61,029
Restricted cash	13,153	13,153	2,414	2,414
Marketable securities	17,631	17,631	—	—
Financial liabilities:
7% Senior Notes	$367,854	$400,800	$366,859	$397,500
6% Senior Notes	880,889	914,375	—	—
New Term Loan	938,002	956,750	—	—
Other long-term debt	2,531	2,531	—	—
Term Loan	—	—	406,047	423,858
Revolving Credit Facility	—	—	26,977	29,000
Capital leases	917	917	543	543
Acquisition-related contingent considerations	486	486	496	496

The following table represents the change in acquisition-related contingent consideration liabilities for the period December 31, 2014 to December 31, 2017.

Balance as of January 1, 2015	$524
Amortization of present value discount (1)	52
Fair value adjustment for change in consideration expected to be paid (2)	38
Settlements	(85)
Balance as of December 31, 2015	529
Amortization of present value discount (1)	70
Fair value adjustment for change in consideration expected to be paid (2)	(13)
Settlements	(90)
Balance as of December 31, 2016	496
Amortization of present value discount (1)	69
Fair value adjustment for change in consideration expected to be paid (2)	11
Settlements	(90)
Balance as of December 31, 2017	$486

(1)	Changes in present value are included as a component of interest expense in the consolidated statements of income.
(2)	Fair value adjustments for changes in earn-out estimates are recorded as a component of general and administrative expense in the consolidated statements of income.